Equity Investments	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments
10. EQUITY INVESTMENTS

The following tables present the activity in WES’s equity investments for the years ended December 31, 2018 and 2017:

thousands	Balance at December 31, 2016	Impairment expense (1)	Acquisitions	Equity income, net	Contributions	Distributions	Distributions in excess of cumulative earnings (2)	Balance at December 31, 2017
Fort Union	$12,833	$(3,110)	$—	$3,821	$—	$(4,217)	$(2,297)	$7,030
White Cliffs	47,319	—	—	12,547	277	(11,965)	(3,233)	44,945
Rendezvous	46,739	—	—	1,144	—	(3,085)	(2,270)	42,528
Mont Belvieu JV	112,805	—	—	29,444	—	(29,482)	(2,468)	110,299
TEG	15,846	—	—	3,350	—	(3,317)	—	15,879
TEP	189,194	—	—	17,387	107	(17,639)	(10,074)	178,975
FRP	169,472	—	—	17,501	—	(17,675)	(2,743)	166,555
Saddlehorn	107,420	—	—	10,001	2,454	(10,127)	(521)	109,227
Panola	24,546	—	—	2,230	46	(2,470)	(727)	23,625
Mi Vida	67,738	—	—	10,029	—	(9,161)	(3,618)	64,988
Ranch Westex	34,777	—	22,500	7,687	—	(7,955)	(3,708)	53,301
Total	$828,689	$(3,110)	$22,500	$115,141	$2,884	$(117,093)	$(31,659)	$817,352

thousands	Balance at December 31, 2017	Acquisitions	Equity income, net	Contributions (3)	Distributions	Distributions in excess of cumulative earnings (2)	Balance at December 31, 2018
Fort Union	$7,030	$—	$(1,433)	$—	$(194)	$(3,144)	$2,259
White Cliffs	44,945	—	11,841	1,278	(11,259)	(3,785)	43,020
Rendezvous	42,528	—	767	—	(2,709)	(2,745)	37,841
Mont Belvieu JV	110,299	—	29,200	—	(29,239)	(5,311)	104,949
TEG	15,879	—	4,290	3,720	(4,368)	(163)	19,358
TEP	178,975	—	37,963	11,980	(33,552)	(2,168)	193,198
FRP	166,555	—	23,308	14,980	(23,481)	(4,926)	176,436
Saddlehorn	109,227	—	15,833	294	(16,017)	(830)	108,507
Panola	23,625	—	2,200	—	(2,200)	(856)	22,769
Mi Vida	64,988	—	13,734	—	(14,000)	(91)	64,631
Ranch Westex	53,301	—	10,678	—	(10,876)	(2,201)	50,902
Whitethorn	—	150,563	47,088	7,069	(39,497)	(3,365)	161,858
Cactus II	—	12,052	—	94,308	—	—	106,360
Total	$817,352	$162,615	$195,469	$133,629	$(187,392)	$(29,585)	$1,092,088

(1)	Recorded in Impairments in the consolidated statements of operations.

(2)	Distributions in excess of cumulative earnings, classified as investing cash flows in the consolidated statements of cash flows, are calculated on an individual investment basis.

(3)	Includes capitalized interest of $1.4 million related to the construction of the Cactus II pipeline.

10. EQUITY INVESTMENTS (CONTINUED)

The investment balance in Fort Union at December 31, 2018, is $3.1 million less than WES’s underlying equity in Fort Union’s net assets due to an impairment loss recognized by WES in 2017 for its investment in Fort Union.
The investment balance in Rendezvous at December 31, 2018, includes $34.3 million for the purchase price allocated to the investment in Rendezvous in excess of the historic cost basis of Western Gas Resources, Inc. (“WGRI”), the entity that previously owned the interest in Rendezvous, which Anadarko acquired in August 2006. This excess balance is attributable to the difference between the fair value and book value of such gathering and treating facilities (at the time WGRI was acquired by Anadarko) and is being amortized to Equity income, net – affiliates over the remaining estimated useful life of those facilities.
The investment balance in White Cliffs at December 31, 2018, is $6.4 million less than WES’s underlying equity in White Cliffs’ net assets, primarily due to WES recording the acquisition of its initial 0.4% interest in White Cliffs at Anadarko’s historic carrying value. This difference is being amortized to Equity income, net – affiliates over the remaining estimated useful life of the White Cliffs pipeline.
The investment balance in Whitethorn at December 31, 2018, is $39.1 million less than WES’s underlying equity in Whitethorn’s net assets, primarily due to terms of the acquisition agreement which provided WES a share of pre-acquisition operating cash flow. This difference is being amortized to Equity income, net – affiliates over the remaining estimated useful life of Whitethorn.
An impairment loss was recognized by the operator of Fort Union during the year ended December 31, 2016. WES’s 14.81% share of the impairment loss was $3.0 million for the year ended December 31, 2016, recorded in Equity income, net – affiliates in the consolidated statements of operations.
Management evaluates its equity investments for impairment whenever events or changes in circumstances indicate that the carrying value of such investments may have experienced a decline in value that is other than temporary. When evidence of loss in value has occurred, management compares the estimated fair value of the investment to the carrying value of the investment to determine whether the investment has been impaired. Management assesses the fair value of equity investments using commonly accepted techniques, and may use more than one method, including, but not limited to, recent third-party comparable sales and discounted cash flow models. If the estimated fair value is less than the carrying value, the excess of the carrying value over the estimated fair value is recognized as an impairment loss.
The following tables present the summarized combined financial information for WES’s equity investments (amounts represent 100% of investee financial information):

	Year Ended December 31,
thousands	2018	2017	2016
Revenues	$1,300,921	$877,020	$806,671
Operating income	876,910	542,390	503,239
Net income	874,587	540,538	502,260

	December 31,
thousands	2018	2017
Current assets	$297,143	$214,473
Property, plant and equipment, net	4,251,020	3,366,754
Other assets	81,769	84,522
Total assets	$4,629,932	$3,665,749
Current liabilities	101,729	112,143
Non-current liabilities	42,431	45,413
Equity	4,485,772	3,508,193
Total liabilities and equity	$4,629,932	$3,665,749